UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2021

WESTERN ASSET

SELECT TAX FREE RESERVES

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Select Tax Free Reserves for the twelve-month reporting period ended August 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

As of close of business on August 6, 2021, the Fund no longer operates in a master-feeder arrangement, and makes direct investments consistent with its investment strategy instead of investing all of its investable assets in Tax Free Reserves Portfolio, a series of Master Portfolio Trust. Other than discontinuing the master-feeder arrangement, there are no changes to the investment objective, strategies or policies of the Fund. In addition, there is no anticipated change in the Fund’s expense ratio as a result of discontinuing the master-feeder arrangement. For more information, please see the Fund’s prospectus supplement dated June 4, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Select Tax Free Reserves

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

Western Asset Select Tax Free Reserves	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund is a money market fund that invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. From time to time, the Fund may invest significantly in municipal obligations issued by a single state, including, but not limited to, New York.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, that we determined to be of equivalent quality. Under normal circumstances, the Fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the Fund may invest an unlimited amount in such securities.

As a retail money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s subadviser, Western Asset Management Company, LLC (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Short-term U.S. Treasury yields moved higher as economic conditions improved. The yield for the two-year Treasury note began the reporting period at 0.14% and ended the period at 0.20%. The low of 0.09% occurred on February 5, 2021 and the high of 0.28% took place on June 25, 2021. Long-term U.S. Treasury yields moved sharply higher, as positive economic data triggered inflationary concerns and fears that the Federal Reserve Board (the “Fed”)ii may remove its monetary policy accommodations sooner than previously anticipated. The

Western Asset Select Tax Free Reserves 2021 Annual Report	1

Fund overview (cont’d)

ten-year Treasury yield began the reporting period at 0.72%. The low of 0.63% occurred on September 3, 2020, and its high of 1.74% took place on March 19 and March 31, 2021. The ten-year Treasury yield then ended the period at 1.30%.

The Fed maintained its aggressive stance to support the economy during the reporting period given the headwinds from the COVID-19 pandemic. The Fed kept the federal funds rateiii in a range between 0.00% and 0.25% and continued to purchase at least $80 billion a month of Treasury securities and $40 billion a month of agency mortgage-backed securities. At its June 2021 meeting, the Fed pushed forward its forecast for the first rate hike. The Fed now anticipates two interest rate increases by the end of 2023. In addition, the Fed Chair, Jerome Powell, said the central bank would begin discussing a scaling back of bond purchases. While inflation rose sharply during the reporting period, Powell said, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, in an August 2021 speech, Powell said. “it could be appropriate to start reducing the pace of asset purchases this year.” However, he reiterated that the central bank was in no rush to raise interest rates.

Q. How did we respond to these changing market conditions?

A. The Fund was conservatively positioned throughout the majority of the reporting period. Given the flat structure of the short end of the yield curveiv, we did not believe our shareholders were adequately compensated for taking excess curve risk. As such, we maintained a neutral to shorter durationv throughout the twelve-month period. From a credit standpoint, we maintained an up-in-quality bias, focusing on variable rate demand notes (“VRDNs”) and high quality municipal fixed-rate paper. We believed this conservative positioning would support net asset value stability.

Performance review

As of August 31, 2021, the seven-day current yield for Select Shares of Western Asset Select Tax Free Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Prior to August 7, 2021, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Tax Free Reserves Portfolio. Effective August 7, 2021, the Fund invests directly in securities as a standalone fund, rather than through an underlying mutual fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves Yields as of August 31, 2021 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Select Shares	0.01%	0.01%
Investor Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com/investments/options/money-market-funds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Select Shares would have been -0.71%; and the seven-day current yield and the seven-day effective yield for Investor Shares would have been -1.49% and -1.48%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The Fed’s entrance into short-term markets, along with limited supply associated with issuers extending their capital structure, limited investment opportunities, evidenced by SIFMA averaging to 0.06% over the reporting period. The Fund’s structural underweight to challenged credits, tender option bonds and mutual fund financings detracted from relative performance, but remained supportive of net asset value stability.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment

Western Asset Select Tax Free Reserves 2021 Annual Report	3

Fund overview (cont’d)

Thank you for your investment in Western Asset Select Tax Free Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 20, 2021

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]

Duration is the measure of the price sensitivity of a fixed income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

4	Western Asset Select Tax Free Reserves 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and August 31, 2020. Prior to August 7, 2021, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Tax Free Reserves Portfolio. The composition shown for August 31, 2020 represents the investment portfolio of Tax Free Reserves Portfolio. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Select Tax Free Reserves 2021 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Select Shares	0.01%	$1,000.00	$1,000.10	0.04%	$0.20	Select Shares	5.00%	$1,000.00	$1,025.00	0.04%	$0.20
Investor Shares	0.01	1,000.00	1,000.10	0.04	0.20	Investor Shares	5.00	1,000.00	1,025.00	0.04	0.20

6	Western Asset Select Tax Free Reserves 2021 Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Select Tax Free Reserves 2021 Annual Report	7

Schedule of investments

August 31, 2021

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.8%
Municipal Bonds — 99.8%
Alabama — 1.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	$4,450,000	$4,450,000	(a)(b)
Arizona — 4.6%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.010%	1/1/46	6,705,000	6,705,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	4,940,000	4,940,000	(a)(b)
Total Arizona				11,645,000
California — 3.2%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	0.170%	10/1/25	2,000,000	2,000,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	0.150%	10/1/37	540,000	540,000	(a)(b)(c)
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	0.060%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LIQ - FHLMC, LOC - FHLMC	0.030%	4/1/32	1,900,000	1,900,000	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.030%	5/1/30	1,900,000	1,900,000	(a)(b)(c)
Total California				7,920,000
Colorado — 1.6%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.020%	11/15/39	4,020,000	4,020,000	(a)(b)
Connecticut — 0.8%
Connecticut State HEFA Revenue, Trinity College, Series L, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	1,945,000	1,945,000	(a)(b)

See Notes to Financial Statements.

8	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 1.9%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.010%	11/1/35	$1,650,000	$1,650,000	(a)(b)
Series C, Refunding, SPA - TD Bank N.A.	0.010%	11/1/37	3,150,000	3,150,000	(a)(b)
Total Delaware				4,800,000
District of Columbia — 1.3%
District of Columbia Revenue:
Series A, LOC - PNC Bank N.A.	0.020%	8/15/38	1,650,000	1,650,000	(a)(b)
Series A, LOC - TD Bank N.A.	0.010%	8/15/38	810,000	810,000	(a)(b)
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, Refunding, LOC - Sumitomo Mitsui Banking	0.050%	10/1/39	415,000	415,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo Mitsui Banking	0.050%	10/1/21	300,000	300,000	(a)(c)
Total District of Columbia				3,175,000
Florida — 3.9%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	0.020%	11/15/26	3,950,000	3,950,000	(a)(b)
Adventist Health System, Refunding	0.020%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	0.020%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	0.020%	11/15/35	2,000,000	2,000,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, Series B, LOC - JPMorgan Chase & Co.	0.060%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				9,690,000
Georgia — 3.0%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	0.120%	4/1/32	2,590,000	2,590,000	(a)(b)(c)
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	0.020%	1/1/48	5,000,000	5,000,000	(a)(b)
Total Georgia				7,590,000
Idaho — 3.5%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.010%	3/1/48	8,810,000	8,810,000	(a)(b)

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	9

Schedule of investments (cont’d)

August 31, 2021

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 7.3%
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	0.060%	10/1/34	$1,610,000	$1,610,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Chicago Horticultural Society Project, LOC - BMO Harris Bank N.A.	0.010%	1/1/29	2,510,000	2,510,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.030%	4/1/31	5,450,000	5,450,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	0.020%	8/1/35	1,895,000	1,895,000	(a)(b)
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	0.010%	8/1/44	3,100,000	3,100,000	(a)(b)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.010%	8/1/44	3,605,000	3,605,000	(a)(b)
Total Illinois				18,170,000
Indiana — 5.6%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	1,700,000	1,700,000	(a)(b)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	6,420,000	6,420,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, Refunding, LIQ - FNMA	0.020%	4/15/39	4,065,000	4,065,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, Refunding, LOC - PNC Bank N.A.	0.050%	5/1/34	1,825,000	1,825,000	(a)(b)
Total Indiana				14,010,000
Massachusetts — 0.2%
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.020%	7/1/46	100,000	100,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.020%	12/1/24	500,000	500,000	(a)(b)
Total Massachusetts				600,000

See Notes to Financial Statements.

10	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 2.2%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	0.060%	1/1/26	$5,500,000	$5,500,000	(a)(b)
University of Michigan Revenue, Series D-1, Refunding	0.010%	12/1/24	150,000	150,000	(a)(b)
Total Michigan				5,650,000
Minnesota — 0.9%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, Refunding, LOC - JPMorgan Chase & Co.	0.010%	11/15/35	100,000	100,000	(a)(b)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase Co.	0.020%	11/15/48	2,150,000	2,150,000	(a)(b)
Total Minnesota				2,250,000
Mississippi — 2.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.010%	12/1/30	250,000	250,000	(a)(b)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	2,450,000	2,450,000	(a)(b)
Chevron USA Inc. Project, Series D	0.010%	11/1/35	200,000	200,000	(a)(b)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	1,200,000	1,200,000	(a)(b)
Chevron USA Inc. Project, Series I	0.010%	11/1/35	100,000	100,000	(a)(b)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	1,800,000	1,800,000	(a)(b)
Total Mississippi				6,000,000
Missouri — 4.0%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase & Co.	0.050%	3/1/24	310,000	310,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System, Series C, Refunding	0.020%	5/15/38	2,200,000	2,200,000	(a)(b)
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	0.050%	2/1/33	100,000	100,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.010%	10/1/24	5,965,000	5,965,000	(a)(b)
Washington University, Series C, SPA - U.S. Bank N.A.	0.010%	3/1/40	1,500,000	1,500,000	(a)(b)
Total Missouri				10,075,000

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	11

Schedule of investments (cont’d)

August 31, 2021

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 30.0%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	0.070%	10/1/35	$1,575,000	$1,575,000	(a)(b)
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.020%	11/1/38	1,100,000	1,100,000	(a)(b)
Build NYC Resource Corp. Revenue, Loan Enhanced Assistance, Series A, LOC - Bank of America N.A.	0.010%	3/1/38	1,300,000	1,300,000	(a)(b)
Ithaca, NY, GO, BAN, Refunding	1.500%	2/18/22	1,000,000	1,006,277
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	320,000	320,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	0.030%	8/1/41	475,000	475,000	(a)(b)
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	200,000	200,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	6,125,000	6,125,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Series H	0.120%	3/15/22	5,000,000	5,000,000	(d)(e)(f)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
15 East Clarke Place Apartments, Series A, LOC - JPMorgan Chase & Co.	0.020%	9/1/37	3,000,000	3,000,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	0.060%	6/1/40	1,770,000	1,770,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/29	11,000,000	11,000,000	(a)(b)(c)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.020%	1/1/37	1,560,000	1,560,000	(a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	600,000	600,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen-Thueringen	0.010%	6/15/39	3,700,000	3,700,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	2,680,000	2,680,000	(a)(b)

See Notes to Financial Statements.

12	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.010%	6/15/48	$3,500,000	$3,500,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	500,000	500,000	(a)(b)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.010%	8/1/43	305,000	305,000	(a)(b)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.010%	2/1/44	4,400,000	4,400,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Metropolitan Museum of Art, Series A2	0.020%	10/1/36	700,000	700,000	(a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.020%	6/1/36	8,400,000	8,400,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.020%	11/1/39	2,000,000	2,000,000	(a)(b)(c)
New York State HFA Revenue:
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.020%	11/1/41	200,000	200,000	(a)(b)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	300,000	300,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LOC - FNMA	0.060%	11/15/38	1,600,000	1,600,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.050%	5/15/37	500,000	500,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, Refunding, SPA - JPMorgan Chase & Co.	0.020%	3/15/33	395,000	395,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, Refunding, LOC - HSBC Bank USA N.A.	0.020%	11/1/36	2,300,000	2,300,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.020%	1/1/32	7,550,000	7,550,000	(a)(b)
Westchester County, NY, GO, TAN, Series B	2.000%	10/18/21	1,000,000	1,002,399
Total New York				75,063,676

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	13

Schedule of investments (cont’d)

August 31, 2021

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.2%
North Carolina Educational Facilities Finance Agency Revenue, Duke University, Series A	0.010%	6/1/27	$425,000	$425,000	(a)(b)
Ohio — 1.0%
Ohio State University Revenue, Series B-2	0.010%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	0.010%	6/15/26	320,000	320,000	(a)(b)
Total Ohio				2,570,000
Oregon — 1.0%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.010%	8/1/34	2,600,000	2,600,000	(a)(b)
Pennsylvania — 2.8%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	0.020%	5/1/31	3,000,000	3,000,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	350,000	350,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.020%	12/1/34	1,600,000	1,600,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	0.020%	10/1/30	2,100,000	2,100,000	(a)(b)
Total Pennsylvania				7,050,000
South Dakota — 2.0%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	0.020%	1/1/44	4,920,000	4,920,000	(a)(b)
Texas — 8.3%
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	0.010%	12/1/59	1,150,000	1,150,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.010%	12/1/41	2,400,000	2,400,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	0.010%	12/1/41	1,700,000	1,700,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.020%	5/15/34	6,900,000	6,900,000	(a)(b)
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.010%	5/1/46	1,000,000	1,000,000	(a)(b)

See Notes to Financial Statements.

14	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.010%	11/15/50	$600,000	$600,000	(a)(b)
Texas State, GO:
Series C, LIQ - State Street Bank & Trust Co.	0.030%	12/1/40	4,435,000	4,435,000	(a)(b)
Veterans, Series B, SPA - State Street Bank & Trust Co.	0.030%	12/1/42	300,000	300,000	(a)(b)
Texas State, Veterans Bonds, GO, SPA - Sumitomo Mitsui Banking	0.040%	12/1/47	2,200,000	2,200,000	(a)(b)
Total Texas				20,685,000
Utah — 1.8%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B	0.010%	5/15/36	4,500,000	4,500,000	(a)(b)
Washington — 4.2%
King County, WA, GO, Series A, Refunding, SPA - TD Bank N.A.	0.010%	1/1/46	190,000	190,000	(a)(b)
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	0.060%	11/1/23	320,000	320,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	0.030%	12/1/38	4,585,000	4,585,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	0.050%	5/1/28	2,550,000	2,550,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	0.100%	10/1/22	265,000	265,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Series P, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	4/1/43	2,495,000	2,495,000	(a)(b)
Total Washington				10,405,000
Wyoming — 0.3%
Wyoming CDA Revenue, SPA - Federal Home Loan Bank	0.040%	12/1/38	730,000	730,000	(a)(b)(c)
Total Municipal Bonds				249,748,676

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	15

Schedule of investments (cont’d)

August 31, 2021

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 2.0%
Harris County, TX, Cultural Education Facilities Finance Corp.	0.180%	10/1/21	$5,000,000	5,000,000
Total Investments — 101.8% (Cost — $254,748,676#)				254,748,676
Liabilities in Excess of Other Assets — (1.8)%				(4,486,137)
Total Net Assets — 100.0%				$250,262,539

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

16	Western Asset Select Tax Free Reserves 2021 Annual Report

Western Asset Select Tax Free Reserves

Abbreviation(s) used in this schedule:

BAN	— Bond Anticipation Notes

CDA	— Communities Development Authority

DFA	— Development Finance Agency

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	17

Statement of assets and liabilities

August 31, 2021

Assets:
Investments, at value	$254,748,676
Cash	73,092
Receivable for securities sold	395,000
Receivable from investment manager	46,566
Interest receivable	25,749
Prepaid expenses	13,765
Total Assets	255,302,848

Liabilities:
Payable for securities purchased	5,000,000
Trustees’ fees payable	1,010
Distributions payable	264
Payable for Fund shares repurchased	33
Accrued expenses	39,002
Total Liabilities	5,040,309
Total Net Assets	$250,262,539

Net Assets:
Par value (Note 5)	$2,502
Paid-in capital in excess of par value	250,289,842
Total distributable earnings (loss)	(29,805)
Total Net Assets	$250,262,539

Net Assets:
Select Shares	$246,320,304
Investor Shares	$3,942,235

Shares Outstanding:
Select Shares	246,285,256
Investor Shares	3,941,785

Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

18	Western Asset Select Tax Free Reserves 2021 Annual Report

Statement of operations

For the Year Ended August 31, 2021†

Investment Income:
Income from Tax Free Reserves Portfolio	$157,953
Allocated expenses from Tax Free Reserves Portfolio	(383,865)
Allocated waiver and/or expense reimbursements from Tax Free Reserves Portfolio	318,201
Interest	5,667
Total Investment Income	97,956

Expenses:
Investment management fee (Note 2)	573,188
Transfer agent fees (Note 3)	55,272
Registration fees	44,738
Audit and tax fees	44,048
Legal fees	23,504
Fund accounting fees	8,534
Shareholder reports	7,670
Custody fees	4,314
Service and/or distribution fees (Notes 2 and 3)	4,255
Insurance	4,187
Trustees’ fees	3,852
Miscellaneous expenses	5,255
Total Expenses	778,817
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(703,913)
Net Expenses	74,904
Net Investment Income	23,052
Net Realized Loss on Investments From Tax Free Reserves Portfolio	(13)
Increase in Net Assets From Operations	$23,039

†

Prior to August 7, 2021, Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. The Statement of Operations includes Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods (See Note 1).

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	19

Statements of changes in net assets

For the Years Ended August 31,	2021	2020

Operations:
Net investment income	$23,052	$2,111,053
Net realized loss	(13)	(4)
Increase in Net Assets From Operations	23,039	2,111,049

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(22,932)	(2,109,994)
Decrease in Net Assets From Distributions to Shareholders	(22,932)	(2,109,994)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	50,914,944	68,026,248
Reinvestment of distributions	22,542	2,088,766
Cost of shares repurchased	(49,259,741)	(102,576,184)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,677,745	(32,461,170)
Increase (Decrease) in Net Assets	1,677,852	(32,460,115)

Net Assets:
Beginning of year	248,584,687	281,044,802
End of year	$250,262,539	$248,584,687

See Notes to Financial Statements.

20	Western Asset Select Tax Free Reserves 2021 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Select Shares[1]	2021†		2020	2019	2018	2017

Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.008	0.014	0.010	0.006
Net realized gain (loss)	(0.000)	[2]	(0.000) [2]	0.000 [2]	—	(0.000) [2]
Total income from operations	0.000	[2]	0.008	0.014	0.010	0.006

Less distributions from:
Net investment income	(0.000)	[2]	(0.008)	(0.014)	(0.010)	(0.006)
Total distributions	(0.000)	[2]	(0.008)	(0.014)	(0.010)	(0.006)

Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%		0.76%	1.43%	1.05%	0.59%

Net assets, end of year (millions)	$246		$244	$273	$266	$318

Ratios to average net assets:
Gross expenses[4,5]	0.49%		0.49%	0.50%	0.51%	0.50%
Net expenses[4,6,7]	0.06		0.17	0.17	0.16	0.16
Net investment income	0.01		0.78	1.42	1.04	0.58

†

Prior to August 7, 2021, Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods (See Note 1).

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[5]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio prior to August 7, 2021.

[6]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.20%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2021 Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Investor Shares[1]	2021†		2020	2019	2018	2017

Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.008	0.014	0.010	0.005
Net realized gain (loss)	(0.000)	[2]	(0.001)	0.000 [2]	—	(0.000) [2]
Total income from operations	0.000	[2]	0.007	0.014	0.010	0.005

Less distributions from:
Net investment income	(0.000)	[2]	(0.007)	(0.014)	(0.010)	(0.005)
Total distributions	(0.000)	[2]	(0.007)	(0.014)	(0.010)	(0.005)

Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%		0.73%	1.38%	1.00%	0.54%

Net assets, end of year (000s)	$3,942		$4,794	$7,654	$16,278	$24,651

Ratios to average net assets:
Gross expenses[4,5]	1.22%		1.02%	0.86%	0.61%	0.59%
Net expenses[4,6,7]	0.06		0.21	0.22	0.21	0.21
Net investment income	0.03		0.80	1.37	1.00	0.54

†

Prior to August 7, 2021, Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods (See Note 1).

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[5]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio prior to August 7, 2021.

[6]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset Select Tax Free Reserves 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to August 7, 2021, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Tax Free Reserves Portfolio (the “Portfolio”) that had the same investment objectives and strategies as the Fund, in what is called a master-feeder structure. The Board of Trustees of the Portfolio authorized the termination of the Portfolio, which occurred on August 6, 2021. In light of the termination of the Portfolio, the Board of Directors of the Fund determined that it was in the best interests of the Fund’s shareholders to withdraw the Fund’s investment from the Portfolio and instead invest directly in securities as a standalone fund, effective August 7, 2021. As of the close of business August 6, 2021, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets, which amounted to $246,923,502. For tax purposes, no gain or loss was recognized by the Portfolio or the Fund and the Fund’s basis in the property received was equal to the Fund’s basis in the Portfolio prior to the distribution. The Fund’s investment objective, policies and strategies remain unchanged.

Prior to August 7, 2021, the Fund invested all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that had the same investment objective as the Fund.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a

Western Asset Select Tax Free Reserves 2021 Annual Report	23

Notes to financial statements (cont’d)

constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$254,748,676	—	$254,748,676

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

24	Western Asset Select Tax Free Reserves 2021 Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

Prior to August 7, 2021, net investment income of the Portfolio was allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio were allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation was closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also paid certain other expenses which could be directly attributed to the Fund.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is

Western Asset Select Tax Free Reserves 2021 Annual Report	25

Notes to financial statements (cont’d)

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(42,882)	$42,882

(a)	Reclassifications are due to a tax net operating loss, a taxable overdistribution and the retaining of income.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Prior to August 7, 2021, the Fund invested all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund was reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

26	Western Asset Select Tax Free Reserves 2021 Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.18% and 0.23%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $703,913.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2021, such purchase and sale transactions (excluding accrued interest) were $10,725,000 and $1,650,000, respectively.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate not to exceed 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Select Tax Free Reserves 2021 Annual Report	27

Notes to financial statements (cont’d)

For the year ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Select Shares	—		$28,202
Investor Shares	$4,255	†	27,070
Total	$4,255		$55,272

†

Amounts shown are exclusive of waivers. For the year ended August 31, 2021, the service and/or distribution fees waived amounted to $4,255 for Investor Shares. The Board of Trustees has determined that, until December 31, 2021, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the year ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$660,772
Investor Shares	43,141
Total	$703,913

4. Distributions to shareholders by class

	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Investment Income:
Select Shares	$22,504	$2,060,402
Investor Shares	428	49,592
Total	$22,932	$2,109,994

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2021	Year Ended August 31, 2020
Select Shares
Shares sold	50,914,944	68,026,248
Shares issued on reinvestment	22,119	2,040,535
Shares repurchased	(48,407,745)	(99,669,625)
Net increase (decrease)	2,529,318	(29,602,842)

28	Western Asset Select Tax Free Reserves 2021 Annual Report

	Year Ended August 31, 2021	Year Ended August 31, 2020
Investor Shares
Shares sold	—	—
Shares issued on reinvestment	423	48,231
Shares repurchased	(851,996)	(2,906,559)
Net decrease	(851,573)	(2,858,328)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2021	2020
Distributions paid from:
Tax-exempt income	$22,932	$2,109,994

As of August 31, 2021, there were no significant differences between the book and tax components of net assets.

Additionally, the Fund had a deferred loss of $18,463. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not

Western Asset Select Tax Free Reserves 2021 Annual Report	29

Notes to financial statements (cont’d)

known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

30	Western Asset Select Tax Free Reserves 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Select Tax Free Reserves

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Select Tax Free Reserves (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the four years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 20, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 18, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Select Tax Free Reserves 2021 Annual Report	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Select Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

32	Western Asset Select Tax Free Reserves

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

Western Asset Select Tax Free Reserves	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

34	Western Asset Select Tax Free Reserves

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 133 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	131
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Select Tax Free Reserves	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

36	Western Asset Select Tax Free Reserves

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

Western Asset Select Tax Free Reserves	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

38	Western Asset Select Tax Free Reserves

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2021:

	Pursuant to:		Amount Reported
Exempt-Interest Dividends	§	852(b)(5)(A)	$22,932

Western Asset Select Tax Free Reserves	39

Western Asset

Select Tax Free Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Select Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Select Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010354 10/21 SR21-4252

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2020 and August 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $122,765 in August 31, 2020 and $152,828 in August 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2020 and $0 in August 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2020 and $0 in August 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in August 31, 2020 and $0 in August 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2020 and August 31, 2021; Tax Fees were 100% and 100% for August 31, 2020 and August 31, 2021; and Other Fees were 100% and 100% for August 31, 2020 and August 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $457,301 in August 31, 2020 and $773,011 in August 31, 2021.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

(b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 21, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 21, 2021